Expense Example {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-09 - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 125
3 years	390
5 years	676
10 years	$ 1,489